Property, plant and equipment	12 Months Ended
Dec. 31, 2017
Property Plant And Equipment
Disclosure of property, plant and equipment [text block]

16 Property, plant and equipment

(€ million)	Land	Buildings	Plant and machinery	Industrial and commercial equipment	Other assets	Tangible assets in progress and advances	Total
2017
Net book amount at the beginning of the year	448	810	50,270	300	309	18,656	70,793
Additions	2	20	153	27	52	8,236	8,490
Depreciation		(71)	(6,996)	(63)	(69)		(7,199)
Net (impairments) reversals	(5)	(5)	436	(1)	(5)	(213)	207
Disposals	(12)	(3)	3		(6)	(1,430)	(1,448)
Write-off			(3)	(2)		(234)	(239)
Currency translation differences	(2)	(3)	(5,272)	(8)	(18)	(1,722)	(7,025)
Other changes	47	87	10,571	(17)	(2)	(11,107)	(421)
Net book amount at the end of the year	478	835	49,162	236	261	12,186	63,158
Gross book amount at the end of the year	571	3,490	160,751	1,264	1,954	15,747	183,777
Provisions for depreciation and impairments	93	2,655	111,589	1,028	1,693	3,561	120,619
2016
Net book amount at the beginning of the year	510	818	40,667	326	403	25,281	68,005
Additions	1	22	204	32	42	8,766	9,067
Depreciation		(66)	(7,087)	(66)	(89)		(7,308)
Net (impairments) reversals	(64)	(3)	345	(1)	(17)	(174)	86
Write-off			(198)	(2)		(89)	(289)
Currency translation differences	1	1	1,329		4	551	1,886
Reclassification to assets held for sale	(8)	(2)	(1)				(11)
Other changes	8	40	15,011	11	(34)	(15,679)	(643)
Net book amount at the end of the year	448	810	50,270	300	309	18,656	70,793
Gross book amount at the end of the year	537	3,416	167,007	1,415	2,160	22,737	197,272
Provisions for depreciation and impairments	89	2,606	116,737	1,115	1,851	4,081	126,479

A breakdown by segment of capital expenditures is provided below:

(€ million)	2017	2016
Capital expenditures
Exploration & Production	7,638	8,217
Gas & Power	87	66
Refining & Marketing and Chemical	712	655
Corporate and other activities	69	42
Elimination of intragroup profits	(16)	87
	8,490	9,067

Capital expenditures included capitalized finance expenses of  €72 million (€105 million in 2016) related to the Exploration & Production segment (€56 million). The interest rates used for capitalizing finance expense ranged from 1.6% to 2.7% (2.7% to 5.3% at December 31, 2016).

The main depreciation rates used were substantially unchanged from the previous year and ranged as follows:

(%)
Buildings	2 - 10
Mineral exploration wells and plants	UOP
Refining and chemical plants	2 - 17
Gas pipelines and compression stations	2 - 12
Power plants	5
Other plant and machinery	6 - 12
Industrial and commercial equipment	5 - 25
Other assets	10 - 20

The criteria adopted by Eni for determining net (impairments) reversals is reported in note 19 — Impairment/reversal of tangible and intangible assets.

Disposals of €1,448 million included the disposal of a 40% interest in the Zohr asset in Egypt for €1,328 million to BP (10%) and Rosneft (30%) with a gain of € 1,281 million. The deferred consideration amounted to €553 million ($663 million), of which €442 million ($530 million) will be collected by June 2018 (Notes 11 — Trade and other receivables and note 23 — Other non-current assets).

Write-off of  €239 million (€289 million in 2016) related for €237 million to the Exploration & Production (€93 million in 2016), of which €217 million relating to suspended exploration wells that did not encountered enough quantities of commercial hydrocarbons to justify their completion as productive wells in particular in Egypt, Norway and Ivory Coast.

The amount of €7,025 million relates to currency translations from U.S. dollar for €6,533 million.

Other negative changes of €421 million included the net effect of the divestment to ExxonMobil of a 35.7% interest in the joint operation Mozambique Rovuma Venture SpA (former Eni East Africa SpA), concessionaire of the Area 4 offshore Mozambique where development is underway, for €648 million. This effect was partially offset by an increase in capitalized asset retirement costs in the Exploration & Production segment amounting to €355 million (€665 million at December 31, 2016) mainly due to a decrease in the discount rate curve, especially for the U.S. dollar, to the recognition of new retirement obligations and the revision of cost estimates.

Property, plant and equipment include costs related to exploration activities and appraisal and tangible assets in progress and advances of the Exploration & Production segment:

(€ million)	Exploratory wells in progress	Exploratory wells completed and being evaluated	Exploratory successful wells in progress	Exploration activity and appraisal	Unproved mineral interest	Wells and installments in progress	Abandonment costs	Other tangible assets in progress	Total
2017
Book amount at the beginning of the year	221	1,684	913	2,818	2,450	11,690	82	14,222	17,040
Additions	351			351	112	7,190		7,302	7,653
Net (impairments) reversals			(13)	(13)	147	(111)		36	23
Write-off	(11)	(217)		(228)		(2)		(2)	(230)
Reclassifications	(438)	173	(117)	(382)	(7)	(9,538)	(11)	(9,556)	(9,938)
Other changes and currency translation differences	(15)	(377)	(294)	(686)	(312)	(2,676)	(34)	(3,022)	(3,708)
Book amount at the end of the year	108	1,263	489	1,860	2,390	6,553	37	8,980	10,840
2016
Book amount at the beginning of the year	93	1,737	807	2,637	2,212	19,458		21,670	24,307
Additions	402			402	2	7,777		7,779	8,181
Net (impairments) reversals			(5)	(5)	190	(210)		(20)	(25)
Write-off		(109)		(109)		(6)	27	21	(88)
Reclassifications	(282)	6	78	(198)	(35)	(15,699)		(15,734)	(15,932)
Other changes and currency translation differences	8	50	33	91	81	370	55	506	597
Book amount at the end of the year	221	1,684	913	2,818	2,450	11,690	82	14,222	17,040

Reclassifications of €9,938 million mainly related to: (i) development wells and plants in progress for €9,538 million; (ii) exploratory successful wells for €382 million following the production start-up of the underlying projects during 2017 in Angola, Ghana, Indonesia and Egypt.

Changes in exploration and appraisal activities comprised: (i) reclassifications of  €438 million of exploratory wells in progress to completed exploration wells that are suspended pending final determination; (ii) write-offs of  €228 million related to unsuccessful exploration wells.

The following information relates to the stratification of the suspended wells pending final determination (aging):

(€ million)	2017	2016	2015
Costs for exploratory wells suspended at the beginning of the period	1,684	1,737	1,568
Increases for which is ongoing the determination of proved reserves	451	282	550
Amounts previously capitalized and expensed in the period	(217)	(109)	(501)
Reclassification to successful exploratory wells following the estimation of proved reserves	(278)	(276)	(30)
Disposals	(199)		(4)
Currency translation differences	(178)	50	154
Costs for exploratory wells suspended at the end of the period	1,263	1,684	1,737

	2017		2016		2015
	(€ million)	(number of wells in Eni’s interest)	(€ million)	(number of wells in Eni’s interest)	(€ million)	(number of wells in Eni’s interest)
Costs capitalized and suspended for exploratory well activity
- within 1 year	222	7.95	16	1.05	368	5.32
- between 1 and 3 years	241	3.87	609	10.25	634	11.14
- beyond 3 years	800	21.44	1,059	21.55	735	18.97
	1,263	33.26	1,684	32.85	1,737	35.43
Costs capitalized for suspended wells
- fields including wells drilled over the last 12 months	148	5.88	9	0.55	368	5.32
- fields for which the delineation campaign is in progress	261	4.69	251	3.51	228	4.13
- fields including commercial discoveries that proceeds to sanctioning	854	22.69	1,424	28.79	1,141	25.98
	1,263	33.26	1,684	32.85	1,737	35.43

Unproved mineral interests include costs allocated to unproved reserves following business combinations or costs incurred to acquire individual properties. Unproved mineral interests were as follows:

(€ million)	Congo	Nigeria	Turkmenistan	USA	Algeria	Egypt	Total
2017
Book amount at the beginning of the year	1,254	938	138	113		7	2,450
Additions					112		112
Net (impairments) reversals	72		75				147
Reclassification to proved mineral interest	(7)						(7)
Other changes and currency translation differences	(157)	(113)	(21)	(14)	(7)		(312)
Book amount at the end of the year	1,162	825	192	99	105	7	2,390
2016
Book amount at the beginning of the year	1,021	908	165	109		9	2,212
Additions						2	2
Net (impairments) reversals	190						190
Reclassification to proved mineral interest			(31)			(4)	(35)
Other changes and currency translation differences	43	30	4	4			81
Book amount at the end of the year	1,254	938	138	113		7	2,450

Unproved mineral interest of  €2,390 million comprised a property known as Oil Prospecting License 245 (“OPL 245”), located offshore Nigeria, with a net book value of  €818 million, which corresponded to the price paid to the Nigeria Government to acquire a 50% interest in OPL 245, with the partner Shell acquiring the remaining 50%. As of December 31, 2017, the net book value of the property was €1,107 million, including capitalized exploration costs and pre-development costs. The acquisition of OPL 245 is subject to judicial proceedings in Italy and in Nigeria for alleged corruption and money laundering in respect of the Resolution Agreement signed on April 29, 2011, relating to the purchase of the license by Eni and Shell. Those proceedings are disclosed in note 38 — Guarantees, Commitments and Risks. Additions of the year of  €112 million related to the extension of an oil contract in Algeria.

Accumulated provisions for impairments amounted to €16,005 million (€17,558 million at December 31, 2016).

At December 31, 2017, Eni pledged property, plant and equipment for €24 million primarily as collateral against certain borrowings (same amount as of December 31, 2016).

Government grants recorded as a decrease of property, plant and equipment amounted to €110 million (€90 million at December 31, 2016).

Assets acquired under financial lease agreements amounted to €29 million (same amount as of December 31, 2016) and related to service stations of the Refining & Marketing business line.

Contractual commitments related to the purchase of property, plant and equipment are disclosed in note 38 — Guarantees, commitments and risks — Liquidity risk.

Property, plant and equipment under concession arrangements are described in note 38 — Guarantees, commitments and risks — Assets under concession arrangements.

Property, plant and equipment by segment

(€ million)	December 31, 2017	December 31, 2016
Property, plant and equipment, gross
Exploration & Production	152,608	165,559
Gas & Power	5,333	6,276
Refining & Marketing and Chemical	24,554	24,119
Corporate and other activities	1,866	1,886
Elimination of intragroup profits	(584)	(568)
	183,777	197,272
Accumulated depreciation, amortization and impairment losses
Exploration & Production	95,775	101,131
Gas & Power	3,954	4,584
Refining & Marketing and Chemical	19,625	19,477
Corporate and other activities	1,525	1,518
Elimination of intragroup profits	(260)	(231)
	120,619	126,479
Property, plant and equipment, net
Exploration & Production	56,833	64,428
Gas & Power	1,379	1,692
Refining & Marketing and Chemical	4,929	4,642
Corporate and other activities	341	368
Elimination of intragroup profits	(324)	(337)
	63,158	70,793